SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($) segment
SEGMENT INFORMATION
Number of Reportable Segments | segment	2	2	2
Revenues	$ 349,783	$ 498,198	$ 174,624
Cost of revenues	(346,893)	(476,468)	(163,314)
Operating expenses	(193,728)	(135,132)	(88,999)
Operating loss	(190,838)	(113,402)	(77,689)
Net (loss) income from continuing operations	(107,484)	(158,817)	8,749
Net (loss) income from discontinued operations	0	223,298	(119,252)
Net (loss) income	(107,484)	64,481	(110,503)
Renren segment
SEGMENT INFORMATION
Revenues	15,086	19,122	21,931
Cost of revenues	(6,719)	(11,966)	(17,920)
Operating expenses	(65,771)	(66,847)	(58,543)
Operating loss	(57,404)	(59,691)	(54,532)
Net (loss) income from continuing operations	(38,416)	(69,285)	37,444
Net (loss) income from discontinued operations	0	223,298	(119,252)
Net (loss) income	(38,416)	154,013	(81,808)
Auto Group segment
SEGMENT INFORMATION
Revenues	334,697	479,076	152,693
Cost of revenues	(340,174)	(464,502)	(145,394)
Operating expenses	(127,957)	(68,285)	(30,456)
Operating loss	(133,434)	(53,711)	(23,157)
Net (loss) income from continuing operations	(69,068)	(89,532)	(28,695)
Net (loss) income from discontinued operations	0	0	0
Net (loss) income	$ (69,068)	$ (89,532)	$ (28,695)